Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Provisions for current income tax	$ 88	$ 1,000
Provisions for deferred income tax	0	0
Total	$ 88	$ 1,000